Fair Value Measurements (Fair Value of Financial Liabilities Measured on Recurring Basis) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0	0
Total assets	4,282,000	9,430,000
Asset acquisition derivative liability		1,117,000
Total liabilities		1,117,000
Money Market Funds [Member]
Money market funds	4,282,000	9,430,000
Fair Value, Inputs, Level 1 [Member]
Total assets	4,282,000	9,430,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Money market funds	$ 4,282,000	9,430,000
Fair Value, Inputs, Level 3 [Member]
Asset acquisition derivative liability		1,117,000
Total liabilities		$ 1,117,000